Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

January 31, 2021

LC2-QTLY-0321
1.9871051.104

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	1,189,198	$34,046,739
Lumen Technologies, Inc.	182,138	2,254,868
Verizon Communications, Inc.	691,015	37,833,071
		74,134,678
Entertainment - 2.3%
Activision Blizzard, Inc.	77,046	7,011,186
Electronic Arts, Inc.	40,962	5,865,758
Lions Gate Entertainment Corp.:
Class A (a)(b)	10,207	142,796
Class B (a)	18,925	233,913
Madison Square Garden Entertainment Corp. (a)	3,072	272,640
Madison Square Garden Sports Corp. (a)	3,091	500,402
Take-Two Interactive Software, Inc. (a)	1,399	280,430
The Walt Disney Co.	301,407	50,687,615
Zynga, Inc. (a)	26,370	261,327
		65,256,067
Interactive Media & Services - 1.9%
Alphabet, Inc.:
Class A (a)	11,231	20,523,080
Class C (a)	10,847	19,912,272
Pinterest, Inc. Class A (a)	11,360	778,274
TripAdvisor, Inc. (a)	16,850	521,845
Twitter, Inc. (a)	129,844	6,561,017
Zillow Group, Inc.:
Class A (a)	8,571	1,188,969
Class C (a)(b)	21,533	2,809,195
		52,294,652
Media - 2.3%
Charter Communications, Inc. Class A (a)	2,334	1,418,045
Comcast Corp. Class A	755,707	37,460,396
Discovery Communications, Inc.:
Class A (a)(b)	24,350	1,008,577
Class C (non-vtg.) (a)	53,998	1,891,550
DISH Network Corp. Class A (a)	41,189	1,195,305
Fox Corp.:
Class A	56,715	1,768,374
Class B	25,097	750,149
Interpublic Group of Companies, Inc.	64,739	1,558,268
John Wiley & Sons, Inc. Class A	7,127	325,062
Liberty Broadband Corp.:
Class A (a)	4,211	611,311
Class C (a)	26,474	3,866,528
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	33,220	1,336,441
Liberty Media Class A (a)	3,978	144,203
Liberty SiriusXM Series A (a)	11,544	466,608
Liberty SiriusXM Series C (a)	26,258	1,065,024
News Corp.:
Class A	64,449	1,250,311
Class B	20,363	384,453
Nexstar Broadcasting Group, Inc. Class A	2,350	267,125
Omnicom Group, Inc.	35,375	2,206,693
Sirius XM Holdings, Inc.	76,268	477,438
The New York Times Co. Class A	27,226	1,350,137
ViacomCBS, Inc.:
Class A	2,338	113,767
Class B	89,786	4,354,621
		65,270,386
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	91,703	11,561,914
Telephone & Data Systems, Inc.	16,705	313,219
U.S. Cellular Corp. (a)	2,389	74,489
		11,949,622

TOTAL COMMUNICATION SERVICES		268,905,405

CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.4%
Aptiv PLC	44,601	5,958,694
BorgWarner, Inc.	35,719	1,499,841
Gentex Corp.	40,682	1,344,540
Lear Corp.	9,980	1,504,585
		10,307,660
Automobiles - 0.7%
Ford Motor Co.	649,308	6,837,213
General Motors Co.	208,215	10,552,336
Harley-Davidson, Inc.	25,633	1,027,627
Thor Industries, Inc. (b)	8,793	1,064,041
		19,481,217
Distributors - 0.1%
Genuine Parts Co.	23,373	2,194,257
LKQ Corp. (a)	50,488	1,771,624
		3,965,881
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	3,021	459,101
Frontdoor, Inc. (a)	11,760	647,270
Graham Holdings Co.	661	375,521
Grand Canyon Education, Inc. (a)	7,758	658,965
H&R Block, Inc.	9,516	163,961
Service Corp. International	28,195	1,421,874
Terminix Global Holdings, Inc. (a)	21,924	1,045,336
		4,772,028
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	37,836	1,297,396
Carnival Corp.	80,670	1,506,109
Choice Hotels International, Inc.	5,814	585,121
Darden Restaurants, Inc.	21,663	2,532,188
Extended Stay America, Inc. unit	29,504	433,119
Hilton Worldwide Holdings, Inc.	45,488	4,612,028
Hyatt Hotels Corp. Class A	5,830	382,798
Las Vegas Sands Corp.	31,563	1,517,865
Marriott International, Inc. Class A	44,763	5,206,385
McDonald's Corp.	106,398	22,113,760
MGM Resorts International	78,319	2,236,791
Norwegian Cruise Line Holdings Ltd. (a)(b)	52,464	1,188,310
Planet Fitness, Inc. (a)	5,863	422,136
Royal Caribbean Cruises Ltd.	30,535	1,984,775
Six Flags Entertainment Corp.	12,648	432,562
Starbucks Corp.	82,452	7,982,178
Vail Resorts, Inc.	6,116	1,626,611
Wyndham Destinations, Inc.	14,001	619,404
Wyndham Hotels & Resorts, Inc.	15,246	886,860
Wynn Resorts Ltd.	12,267	1,220,935
Yum China Holdings, Inc.	62,107	3,522,088
Yum! Brands, Inc.	46,463	4,715,530
		67,024,949
Household Durables - 0.8%
D.R. Horton, Inc.	54,997	4,223,770
Garmin Ltd.	24,890	2,858,865
Leggett & Platt, Inc.	21,951	899,991
Lennar Corp.:
Class A	44,901	3,733,518
Class B	2,759	184,687
Mohawk Industries, Inc. (a)	9,734	1,397,802
Newell Brands, Inc.	63,678	1,529,546
NVR, Inc. (a)	506	2,249,919
PulteGroup, Inc.	44,354	1,929,399
Tempur Sealy International, Inc. (a)	8,368	220,915
Toll Brothers, Inc.	19,389	990,778
Whirlpool Corp.	10,157	1,879,959
		22,099,149
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	9,328	527,125
Expedia, Inc.	19,980	2,479,518
GrubHub, Inc. (a)	13,810	1,039,479
Qurate Retail, Inc. Series A	63,452	799,495
Wayfair LLC Class A (a)	1,040	283,213
		5,128,830
Leisure Products - 0.3%
Brunswick Corp.	13,073	1,130,292
Hasbro, Inc.	21,174	1,986,545
Mattel, Inc. (a)	23,550	426,726
Peloton Interactive, Inc. Class A (a)	32,052	4,683,759
Polaris, Inc.	8,676	1,012,229
		9,239,551
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	20,387	2,072,542
Kohl's Corp.	26,092	1,149,614
Nordstrom, Inc. (b)	18,195	645,013
Ollie's Bargain Outlet Holdings, Inc. (a)	1,039	98,424
Target Corp.	83,338	15,098,345
		19,063,938
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	10,944	1,632,188
AutoNation, Inc. (a)	9,539	679,940
AutoZone, Inc. (a)	1,592	1,780,445
Best Buy Co., Inc.	31,117	3,386,152
Burlington Stores, Inc. (a)	1,158	288,226
CarMax, Inc. (a)	25,040	2,949,211
Dick's Sporting Goods, Inc.	10,163	681,023
Foot Locker, Inc.	17,178	752,740
Gap, Inc.	30,459	616,795
L Brands, Inc.	38,208	1,557,358
Leslie's, Inc. (b)	4,967	142,056
Penske Automotive Group, Inc.	5,316	318,109
Ross Stores, Inc.	11,106	1,235,987
The Home Depot, Inc.	89,570	24,257,347
TJX Companies, Inc.	37,938	2,429,550
Ulta Beauty, Inc. (a)	641	179,326
Vroom, Inc.	896	33,000
Williams-Sonoma, Inc.	10,729	1,383,183
		44,302,636
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	23,621	984,051
Carter's, Inc.	7,097	624,820
Columbia Sportswear Co.	4,751	415,522
Hanesbrands, Inc.	58,137	888,915
PVH Corp.	11,648	993,108
Ralph Lauren Corp.	7,799	788,089
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	22,113	762,456
Tapestry, Inc.	46,128	1,458,567
Under Armour, Inc.:
Class A (sub. vtg.) (a)	32,065	561,138
Class C (non-vtg.) (a)	31,642	473,681
VF Corp.	50,521	3,883,549
		11,833,896

TOTAL CONSUMER DISCRETIONARY		217,219,735

CONSUMER STAPLES - 7.4%
Beverages - 1.1%
Brown-Forman Corp.:
Class A	1,134	74,980
Class B (non-vtg.)	4,430	317,498
Constellation Brands, Inc. Class A (sub. vtg.)	26,574	5,605,254
Keurig Dr. Pepper, Inc.	74,329	2,363,662
Molson Coors Beverage Co. Class B	29,759	1,492,711
PepsiCo, Inc.	61,558	8,406,976
The Coca-Cola Co.	266,204	12,817,723
		31,078,804
Food & Staples Retailing - 1.8%
Albertsons Companies, Inc. (b)	4,472	77,679
Casey's General Stores, Inc.	6,120	1,147,378
Costco Wholesale Corp.	8,615	3,036,184
Grocery Outlet Holding Corp. (a)	5,719	244,144
Kroger Co.	128,749	4,441,841
Sprouts Farmers Market LLC (a)	3,098	70,170
Sysco Corp.	23,248	1,662,464
U.S. Foods Holding Corp. (a)	36,640	1,135,474
Walgreens Boots Alliance, Inc.	120,642	6,062,261
Walmart, Inc.	232,421	32,652,826
		50,530,421
Food Products - 1.7%
Archer Daniels Midland Co.	92,178	4,609,822
Beyond Meat, Inc. (a)(b)	1,731	308,256
Bunge Ltd.	22,599	1,478,879
Campbell Soup Co.	16,196	779,190
Conagra Brands, Inc.	81,095	2,805,887
Flowers Foods, Inc.	32,388	743,628
General Mills, Inc.	101,161	5,877,454
Hormel Foods Corp.	46,421	2,175,288
Ingredion, Inc.	11,214	846,321
Kellogg Co.	27,642	1,629,219
Lamb Weston Holdings, Inc.	18,786	1,403,314
McCormick & Co., Inc. (non-vtg.)	18,305	1,639,030
Mondelez International, Inc.	235,516	13,057,007
Pilgrim's Pride Corp. (a)	5,951	115,330
Post Holdings, Inc. (a)	10,584	1,003,892
Seaboard Corp.	42	132,141
The Hain Celestial Group, Inc. (a)	13,964	580,693
The Hershey Co.	5,567	809,664
The J.M. Smucker Co.	18,366	2,137,986
The Kraft Heinz Co.	107,870	3,614,724
TreeHouse Foods, Inc. (a)(b)	9,476	400,171
Tyson Foods, Inc. Class A	47,880	3,079,163
		49,227,059
Household Products - 1.7%
Clorox Co.	6,087	1,274,983
Colgate-Palmolive Co.	140,488	10,958,064
Energizer Holdings, Inc.	2,062	90,398
Kimberly-Clark Corp.	56,596	7,476,332
Procter & Gamble Co.	224,770	28,817,762
Reynolds Consumer Products, Inc.	6,026	180,780
Spectrum Brands Holdings, Inc.	7,064	533,826
		49,332,145
Personal Products - 0.1%
Coty, Inc. Class A	47,904	305,148
Estee Lauder Companies, Inc. Class A	3,923	928,378
Herbalife Nutrition Ltd. (a)	12,947	659,779
Nu Skin Enterprises, Inc. Class A	8,456	489,349
		2,382,654
Tobacco - 1.0%
Altria Group, Inc.	174,932	7,186,207
Philip Morris International, Inc.	259,515	20,670,370
		27,856,577

TOTAL CONSUMER STAPLES		210,407,660

ENERGY - 4.6%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	109,188	2,193,587
Halliburton Co.	145,728	2,569,185
Helmerich & Payne, Inc.	17,644	428,396
NOV, Inc.	64,763	801,766
Schlumberger Ltd.	231,224	5,135,485
		11,128,419
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP	47,460	384,426
Apache Corp.	62,855	897,569
Cabot Oil & Gas Corp.	65,644	1,203,255
Chevron Corp.	321,198	27,366,070
Cimarex Energy Co.	16,721	705,292
ConocoPhillips Co.	226,448	9,064,713
Continental Resources, Inc.	12,552	247,149
Devon Energy Corp.	98,169	1,615,862
Diamondback Energy, Inc.	26,118	1,480,629
EOG Resources, Inc.	97,048	4,945,566
EQT Corp.	45,669	744,861
Equitrans Midstream Corp.	61,277	407,492
Exxon Mobil Corp.	705,799	31,648,027
Hess Corp.	45,688	2,466,238
HollyFrontier Corp.	24,837	706,861
Kinder Morgan, Inc.	324,232	4,565,187
Marathon Oil Corp.	131,286	950,511
Marathon Petroleum Corp.	107,834	4,654,115
Murphy Oil Corp.	24,210	299,478
Occidental Petroleum Corp.	139,730	2,802,984
ONEOK, Inc.	73,765	2,938,060
Phillips 66 Co.	72,706	4,929,467
Pioneer Natural Resources Co.	33,597	4,061,877
Targa Resources Corp.	37,960	1,038,965
The Williams Companies, Inc.	202,218	4,293,088
Valero Energy Corp.	67,813	3,826,688
		118,244,430

TOTAL ENERGY		129,372,849

FINANCIALS - 19.4%
Banks - 7.7%
Associated Banc-Corp.	25,294	453,774
Bank of America Corp.	1,289,991	38,248,233
Bank of Hawaii Corp.	6,484	506,984
Bank OZK	20,370	756,949
BOK Financial Corp.	5,211	384,884
Citigroup, Inc.	347,230	20,135,868
Citizens Financial Group, Inc.	70,978	2,586,438
Comerica, Inc.	23,131	1,323,093
Commerce Bancshares, Inc.	17,499	1,169,808
Cullen/Frost Bankers, Inc.	9,256	853,773
East West Bancorp, Inc.	23,439	1,404,934
Fifth Third Bancorp	118,447	3,426,672
First Citizens Bancshares, Inc.	1,050	625,790
First Hawaiian, Inc.	21,306	495,365
First Horizon National Corp.	90,282	1,254,017
First Republic Bank	28,781	4,172,957
FNB Corp., Pennsylvania	53,736	529,837
Huntington Bancshares, Inc.	168,043	2,222,369
JPMorgan Chase & Co.	505,172	65,000,481
KeyCorp	161,811	2,728,133
M&T Bank Corp.	21,330	2,825,585
PacWest Bancorp	19,480	588,101
Peoples United Financial, Inc.	70,541	963,590
Pinnacle Financial Partners, Inc.	12,316	844,015
PNC Financial Services Group, Inc.	70,714	10,148,873
Popular, Inc.	13,923	790,130
Prosperity Bancshares, Inc.	14,968	1,009,442
Regions Financial Corp.	160,055	2,722,536
Signature Bank	8,683	1,434,345
Sterling Bancorp	32,220	594,781
SVB Financial Group (a)	8,560	3,747,397
Synovus Financial Corp.	24,208	900,538
TCF Financial Corp.	25,121	976,202
Truist Financial Corp.	224,586	10,775,636
U.S. Bancorp	226,644	9,711,695
Umpqua Holdings Corp.	36,543	530,239
Webster Financial Corp.	14,883	695,780
Wells Fargo & Co.	626,182	18,710,318
Western Alliance Bancorp.	16,229	1,106,493
Wintrust Financial Corp.	9,529	573,551
Zions Bancorp NA	26,722	1,179,509
		219,109,115
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	7,521	828,739
Ameriprise Financial, Inc.	19,651	3,888,343
Apollo Global Management LLC Class A	14,272	655,656
Bank of New York Mellon Corp.	133,111	5,301,811
BlackRock, Inc. Class A	24,546	17,213,128
Carlyle Group LP	17,892	577,375
Cboe Global Markets, Inc.	14,109	1,294,219
Charles Schwab Corp.	229,657	11,836,522
CME Group, Inc.	59,179	10,755,191
Eaton Vance Corp. (non-vtg.)	18,331	1,230,743
Evercore, Inc. Class A	6,559	715,587
Franklin Resources, Inc.	44,897	1,180,342
Goldman Sachs Group, Inc.	55,226	14,975,634
Interactive Brokers Group, Inc.	12,261	750,251
Intercontinental Exchange, Inc.	59,737	6,591,978
Invesco Ltd.	62,921	1,295,543
KKR & Co. LP	90,500	3,524,975
Lazard Ltd. Class A	16,938	697,846
LPL Financial	12,027	1,303,005
Morgan Stanley	222,254	14,902,131
Morningstar, Inc.	574	131,957
NASDAQ, Inc.	19,038	2,575,270
Northern Trust Corp.	31,977	2,852,029
Raymond James Financial, Inc.	20,421	2,040,671
S&P Global, Inc.	16,475	5,222,575
SEI Investments Co.	18,818	994,531
State Street Corp.	58,565	4,099,550
T. Rowe Price Group, Inc.	28,079	4,393,802
Tradeweb Markets, Inc. Class A	2,023	122,978
Virtu Financial, Inc. Class A	1,096	30,436
		121,982,818
Consumer Finance - 1.1%
Ally Financial, Inc.	62,132	2,351,075
American Express Co.	109,031	12,675,944
Capital One Financial Corp.	75,417	7,862,976
Credit Acceptance Corp. (a)(b)	1,535	592,157
Discover Financial Services	50,961	4,257,282
LendingTree, Inc. (a)(b)	105	34,180
OneMain Holdings, Inc.	10,696	498,006
Santander Consumer U.S.A. Holdings, Inc.	12,096	267,322
SLM Corp.	48,052	666,962
Synchrony Financial	97,050	3,265,733
		32,471,637
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	313,730	71,489,646
Equitable Holdings, Inc.	66,796	1,655,205
Jefferies Financial Group, Inc.	35,591	831,050
Voya Financial, Inc.	20,756	1,151,128
		75,127,029
Insurance - 3.4%
AFLAC, Inc.	115,886	5,235,729
Alleghany Corp.	2,073	1,175,080
Allstate Corp.	50,575	5,420,629
American Financial Group, Inc.	11,857	1,116,218
American International Group, Inc.	143,668	5,378,930
American National Group, Inc.	1,226	108,354
Arch Capital Group Ltd. (a)	65,424	2,054,968
Arthur J. Gallagher & Co.	31,781	3,667,845
Assurant, Inc.	9,762	1,322,458
Assured Guaranty Ltd.	12,824	458,458
Athene Holding Ltd. (a)	18,992	776,583
Axis Capital Holdings Ltd.	12,558	576,412
Brighthouse Financial, Inc. (a)	14,859	525,414
Brown & Brown, Inc.	37,200	1,602,948
Chubb Ltd.	74,935	10,915,781
Cincinnati Financial Corp.	24,909	2,094,598
CNA Financial Corp.	4,646	178,499
Erie Indemnity Co. Class A	1,782	433,204
Everest Re Group Ltd.	6,568	1,386,373
First American Financial Corp.	18,092	946,031
FNF Group	45,739	1,660,326
Globe Life, Inc.	17,163	1,551,364
GoHealth, Inc. (a)(b)	6,107	81,284
Hanover Insurance Group, Inc.	6,155	692,253
Hartford Financial Services Group, Inc.	59,532	2,858,727
Kemper Corp.	10,239	720,314
Lemonade, Inc. (a)(b)	2,483	360,656
Lincoln National Corp.	27,977	1,272,674
Loews Corp.	39,125	1,771,971
Markel Corp. (a)	2,249	2,180,361
Marsh & McLennan Companies, Inc.	18,811	2,067,517
Mercury General Corp.	4,645	246,231
MetLife, Inc.	128,178	6,171,771
Old Republic International Corp.	47,246	855,153
Primerica, Inc.	2,489	346,743
Principal Financial Group, Inc.	45,189	2,226,462
Progressive Corp.	69,376	6,048,893
Prudential Financial, Inc.	65,945	5,162,175
Reinsurance Group of America, Inc.	11,274	1,184,334
RenaissanceRe Holdings Ltd.	5,572	838,252
The Travelers Companies, Inc.	42,128	5,742,046
Unum Group	34,121	792,631
W.R. Berkley Corp.	23,190	1,441,027
White Mountains Insurance Group Ltd.	506	516,120
Willis Towers Watson PLC	21,419	4,346,772
		96,510,569
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	91,352	1,425,091
Annaly Capital Management, Inc.	233,231	1,893,836
New Residential Investment Corp.	69,024	648,135
Starwood Property Trust, Inc.	45,568	854,856
		4,821,918
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	55,750	653,390
New York Community Bancorp, Inc.	74,707	781,435
Rocket Cos., Inc. (a)(b)	10,881	232,418
TFS Financial Corp.	8,076	142,703
		1,809,946

TOTAL FINANCIALS		551,833,032

HEALTH CARE - 13.7%
Biotechnology - 1.1%
AbbVie, Inc.	17,654	1,809,182
Acceleron Pharma, Inc. (a)	513	59,267
Agios Pharmaceuticals, Inc. (a)	9,378	440,485
Alexion Pharmaceuticals, Inc. (a)	29,987	4,597,907
Alkermes PLC (a)	26,276	551,533
Biogen, Inc. (a)	17,830	5,038,936
BioMarin Pharmaceutical, Inc. (a)	2,822	233,605
bluebird bio, Inc. (a)(b)	6,079	270,819
Exact Sciences Corp. (a)	3,240	444,398
Exelixis, Inc. (a)	32,492	721,647
Gilead Sciences, Inc.	209,368	13,734,541
Ionis Pharmaceuticals, Inc. (a)	11,109	667,318
Sage Therapeutics, Inc. (a)	7,900	637,135
United Therapeutics Corp. (a)	7,182	1,176,555
		30,383,328
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	177,585	21,947,730
Baxter International, Inc.	49,315	3,788,871
Becton, Dickinson & Co.	46,006	12,043,911
Boston Scientific Corp. (a)	238,185	8,441,276
Danaher Corp.	104,407	24,832,161
Dentsply Sirona, Inc.	36,376	1,945,752
Envista Holdings Corp. (a)	26,581	944,689
Globus Medical, Inc. (a)	12,626	778,898
Haemonetics Corp. (a)	538	61,488
Hill-Rom Holdings, Inc.	9,786	939,847
Hologic, Inc. (a)	12,884	1,027,241
ICU Medical, Inc. (a)	2,345	479,506
Integra LifeSciences Holdings Corp. (a)	11,795	778,942
Medtronic PLC	223,709	24,905,523
STERIS PLC	13,245	2,478,272
Stryker Corp.	38,932	8,604,361
Tandem Diabetes Care, Inc. (a)	1,067	98,858
Teleflex, Inc.	2,862	1,080,777
The Cooper Companies, Inc.	7,125	2,593,785
Varian Medical Systems, Inc. (a)	13,215	2,320,158
Zimmer Biomet Holdings, Inc.	34,511	5,303,305
		125,395,351
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	14,782	749,152
AmerisourceBergen Corp.	12,621	1,315,108
Anthem, Inc.	30,834	9,157,081
Centene Corp. (a)	67,441	4,066,692
Cigna Corp.	43,120	9,359,196
CVS Health Corp.	217,949	15,616,046
DaVita HealthCare Partners, Inc. (a)	10,596	1,243,653
Encompass Health Corp.	8,953	719,821
HCA Holdings, Inc.	21,270	3,455,950
Henry Schein, Inc. (a)	23,756	1,564,333
Humana, Inc.	13,646	5,227,919
Laboratory Corp. of America Holdings (a)	15,253	3,491,564
McKesson Corp.	6,878	1,200,005
Molina Healthcare, Inc.(a)	3,206	684,834
Oak Street Health, Inc. (a)(b)	1,725	89,476
Premier, Inc.	20,098	680,719
Quest Diagnostics, Inc.	22,260	2,874,879
UnitedHealth Group, Inc.	26,454	8,824,525
Universal Health Services, Inc. Class B	12,328	1,537,055
		71,858,008
Health Care Technology - 0.0%
American Well Corp. (b)	2,882	102,052
Change Healthcare, Inc. (a)	10,479	250,029
Teladoc Health, Inc. (a)	1,197	315,805
		667,886
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	47,111	5,661,329
Berkeley Lights, Inc. (a)	924	66,528
Bio-Rad Laboratories, Inc. Class A (a)	3,512	2,015,080
Bio-Techne Corp.	369	119,892
Bruker Corp.	9,904	573,343
Charles River Laboratories International, Inc. (a)	907	234,958
IQVIA Holdings, Inc. (a)	19,663	3,496,081
Mettler-Toledo International, Inc. (a)	237	276,840
PerkinElmer, Inc.	14,930	2,195,755
PPD, Inc.	3,953	127,128
PRA Health Sciences, Inc. (a)	1,596	196,691
QIAGEN NV (a)	37,421	2,026,347
Syneos Health, Inc. (a)	11,257	836,958
Thermo Fisher Scientific, Inc.	27,203	13,865,369
Waters Corp. (a)	9,429	2,495,573
		34,187,872
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	240,477	14,772,502
Catalent, Inc. (a)	27,044	3,111,412
Elanco Animal Health, Inc. (a)	75,590	2,194,378
Horizon Therapeutics PLC (a)	2,426	175,836
Jazz Pharmaceuticals PLC (a)	8,968	1,394,524
Johnson & Johnson	380,839	62,126,266
Merck & Co., Inc.	53,163	4,097,272
Nektar Therapeutics (a)(b)	28,966	570,630
Perrigo Co. PLC	22,770	972,279
Pfizer, Inc.	927,375	33,292,763
Reata Pharmaceuticals, Inc. (a)(b)	408	42,265
Royalty Pharma PLC	10,386	488,246
Viatris, Inc. (a)	200,838	3,412,238
Zoetis, Inc. Class A	7,552	1,164,896
		127,815,507

TOTAL HEALTH CARE		390,307,952

INDUSTRIALS - 13.0%
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	5,653	304,810
Curtiss-Wright Corp.	6,881	714,179
General Dynamics Corp.	42,282	6,201,924
HEICO Corp. (b)	1,501	176,728
HEICO Corp. Class A	2,497	265,456
Hexcel Corp.	13,843	604,385
Howmet Aerospace, Inc.	65,862	1,618,888
Huntington Ingalls Industries, Inc.	5,964	938,316
L3Harris Technologies, Inc.	34,942	5,992,902
Mercury Systems, Inc. (a)	1,686	119,807
Northrop Grumman Corp.	2,102	602,454
Raytheon Technologies Corp.	237,734	15,863,990
Spirit AeroSystems Holdings, Inc. Class A	17,448	590,964
Teledyne Technologies, Inc. (a)	6,032	2,153,484
Textron, Inc.	37,888	1,714,811
The Boeing Co.	89,048	17,292,231
TransDigm Group, Inc.	6,766	3,743,492
Virgin Galactic Holdings, Inc. (a)(b)	1,584	70,155
		58,968,976
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	18,692	1,599,288
Expeditors International of Washington, Inc.	10,837	970,128
FedEx Corp.	40,277	9,478,789
United Parcel Service, Inc. Class B	40,626	6,297,030
XPO Logistics, Inc. (a)	14,363	1,585,819
		19,931,054
Airlines - 0.5%
Alaska Air Group, Inc.	20,120	982,460
American Airlines Group, Inc. (b)	90,454	1,553,095
Copa Holdings SA Class A	5,187	401,318
Delta Air Lines, Inc.	106,233	4,032,605
JetBlue Airways Corp. (a)	50,977	731,010
Southwest Airlines Co.	98,045	4,308,097
United Airlines Holdings, Inc. (a)	48,265	1,930,117
		13,938,702
Building Products - 0.9%
A.O. Smith Corp.	21,985	1,193,786
Allegion PLC	5,390	576,784
Armstrong World Industries, Inc.	5,066	396,212
Carrier Global Corp.	92,688	3,568,488
Fortune Brands Home & Security, Inc.	22,911	1,976,074
Johnson Controls International PLC	121,060	6,031,209
Lennox International, Inc.	5,760	1,586,822
Masco Corp.	43,772	2,377,257
Owens Corning	17,778	1,379,573
The AZEK Co., Inc.	12,749	508,558
Trane Technologies PLC	39,782	5,702,750
		25,297,513
Commercial Services & Supplies - 0.5%
ADT, Inc.	25,145	227,059
Cintas Corp.	1,657	527,125
Clean Harbors, Inc. (a)	8,541	661,586
IAA Spinco, Inc. (a)	17,023	972,694
MSA Safety, Inc.	4,757	742,663
Republic Services, Inc.	34,969	3,165,394
Rollins, Inc.	4,575	164,792
Stericycle, Inc. (a)	15,214	996,213
Waste Management, Inc.	61,315	6,825,586
		14,283,112
Construction & Engineering - 0.2%
AECOM (a)	25,465	1,275,797
Jacobs Engineering Group, Inc.	20,789	2,098,857
Quanta Services, Inc.	18,193	1,282,061
Valmont Industries, Inc.	3,479	671,169
		5,327,884
Electrical Equipment - 1.0%
Acuity Brands, Inc.	6,164	741,159
AMETEK, Inc.	38,182	4,324,493
Eaton Corp. PLC	66,675	7,847,648
Emerson Electric Co.	99,208	7,872,155
Generac Holdings, Inc. (a)	914	225,228
GrafTech International Ltd.	11,003	106,729
Hubbell, Inc. Class B	8,955	1,393,398
nVent Electric PLC	25,911	579,888
Regal Beloit Corp.	6,690	839,461
Rockwell Automation, Inc.	9,918	2,464,921
Sensata Technologies, Inc. PLC (a)	25,672	1,399,124
		27,794,204
Industrial Conglomerates - 1.8%
3M Co.	31,868	5,597,933
Carlisle Companies, Inc.	8,736	1,266,108
General Electric Co.	1,449,074	15,476,110
Honeywell International, Inc.	117,108	22,879,390
Roper Technologies, Inc.	14,957	5,876,755
		51,096,296
Machinery - 3.2%
AGCO Corp.	10,322	1,144,710
Allison Transmission Holdings, Inc.	6,572	267,480
Caterpillar, Inc.	90,291	16,508,806
Colfax Corp. (a)	16,508	612,777
Crane Co.	8,101	613,084
Cummins, Inc.	24,554	5,755,949
Deere & Co.	47,012	13,577,066
Donaldson Co., Inc.	18,895	1,123,119
Dover Corp.	23,936	2,788,305
Flowserve Corp.	21,605	768,274
Fortive Corp.	49,539	3,273,537
Gates Industrial Corp. PLC (a)	7,272	102,681
Graco, Inc.	13,722	945,995
IDEX Corp.	12,535	2,333,892
Illinois Tool Works, Inc.	29,251	5,680,837
Ingersoll Rand, Inc. (a)	57,677	2,413,206
ITT, Inc.	14,487	1,082,324
Lincoln Electric Holdings, Inc.	5,452	624,254
Middleby Corp. (a)(b)	9,185	1,246,588
Nordson Corp.	1,732	310,011
Oshkosh Corp.	11,261	1,031,395
Otis Worldwide Corp.	67,892	4,389,218
PACCAR, Inc.	56,501	5,154,021
Parker Hannifin Corp.	21,329	5,643,867
Pentair PLC	27,506	1,497,977
Snap-On, Inc.	8,972	1,614,870
Stanley Black & Decker, Inc.	25,705	4,459,560
Timken Co.	10,470	792,160
Toro Co.	1,748	164,749
Trinity Industries, Inc. (b)	14,603	406,109
Westinghouse Air Brake Co.	30,109	2,234,389
Woodward, Inc.	9,223	1,032,515
Xylem, Inc.	29,780	2,876,450
		92,470,175
Marine - 0.0%
Kirby Corp. (a)	10,003	507,752
Professional Services - 0.3%
CoreLogic, Inc.	12,296	925,766
Dun & Bradstreet Holdings, Inc. (a)(b)	7,131	168,648
Equifax, Inc.	5,199	920,795
FTI Consulting, Inc. (a)	5,816	639,586
IHS Markit Ltd.	30,066	2,618,147
Manpower, Inc.	9,636	852,208
Nielsen Holdings PLC	59,435	1,327,184
Robert Half International, Inc.	18,493	1,248,278
TransUnion Holding Co., Inc.	2,823	245,714
		8,946,326
Road & Rail - 1.5%
AMERCO	1,482	685,336
CSX Corp.	127,139	10,902,805
J.B. Hunt Transport Services, Inc.	10,217	1,375,821
Kansas City Southern	15,552	3,151,924
Knight-Swift Transportation Holdings, Inc. Class A	20,898	835,920
Landstar System, Inc.	1,218	169,789
Lyft, Inc. (a)	41,117	1,828,062
Norfolk Southern Corp.	42,669	10,096,339
Old Dominion Freight Lines, Inc.	2,225	431,650
Ryder System, Inc.	8,777	549,352
Schneider National, Inc. Class B	9,560	200,760
Uber Technologies, Inc. (a)	53,114	2,705,096
Union Pacific Corp.	55,475	10,954,648
		43,887,502
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	17,580	696,695
Fastenal Co.	18,081	824,313
MSC Industrial Direct Co., Inc. Class A	7,456	578,362
United Rentals, Inc. (a)	11,981	2,911,503
Univar, Inc. (a)	27,914	518,921
W.W. Grainger, Inc.	1,966	716,391
Watsco, Inc.	5,425	1,293,808
		7,539,993
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	12,102	336,315

TOTAL INDUSTRIALS		370,325,804

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	1,726	530,849
Ciena Corp. (a)	25,432	1,357,814
Cisco Systems, Inc.	708,201	31,571,601
CommScope Holding Co., Inc. (a)	31,059	456,257
EchoStar Holding Corp. Class A (a)	7,829	163,939
F5 Networks, Inc. (a)	10,140	1,986,933
Juniper Networks, Inc.	54,708	1,335,969
Lumentum Holdings, Inc. (a)	11,189	1,049,528
Motorola Solutions, Inc.	25,431	4,260,964
Ubiquiti, Inc.	261	80,385
ViaSat, Inc. (a)(b)	9,778	425,734
		43,219,973
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	19,786	2,470,876
Arrow Electronics, Inc. (a)	12,477	1,218,130
Avnet, Inc.	16,310	575,906
Coherent, Inc. (a)	699	140,387
Corning, Inc.	124,704	4,473,132
Dolby Laboratories, Inc. Class A	9,266	815,686
FLIR Systems, Inc.	21,840	1,136,772
IPG Photonics Corp. (a)	5,522	1,233,780
Jabil, Inc.	19,685	814,368
Keysight Technologies, Inc. (a)	20,677	2,927,656
Littelfuse, Inc.	3,921	954,254
National Instruments Corp.	21,433	887,326
SYNNEX Corp.	6,939	566,361
Trimble, Inc. (a)	41,501	2,735,331
Vontier Corp. (a)	25,387	823,300
Zebra Technologies Corp. Class A (a)	753	292,036
		22,065,301
IT Services - 2.5%
Akamai Technologies, Inc. (a)	4,707	522,618
Alliance Data Systems Corp.	7,837	530,173
Amdocs Ltd.	21,752	1,536,126
Automatic Data Processing, Inc.	10,047	1,658,961
BigCommerce Holdings, Inc. (a)(b)	376	30,057
CACI International, Inc. Class A (a)	3,476	838,481
Cognizant Technology Solutions Corp. Class A	82,743	6,449,817
Concentrix Corp. (a)	6,897	737,427
DXC Technology Co.	42,038	1,185,472
Euronet Worldwide, Inc. (a)	8,336	1,041,667
Fidelity National Information Services, Inc.	102,965	12,712,059
Fiserv, Inc. (a)	67,482	6,929,727
Genpact Ltd.	19,007	727,588
Global Payments, Inc.	49,628	8,760,335
IBM Corp.	148,169	17,648,410
Jack Henry & Associates, Inc.	2,741	396,869
Leidos Holdings, Inc.	20,217	2,144,215
Paychex, Inc.	11,201	978,071
Sabre Corp.	52,791	569,087
Science Applications International Corp.	8,468	813,182
The Western Union Co.	55,091	1,226,877
Twilio, Inc. Class A (a)	3,914	1,406,809
VeriSign, Inc. (a)	6,839	1,327,245
WEX, Inc. (a)	6,676	1,259,094
		71,430,367
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	14,014	1,200,159
Allegro MicroSystems LLC (a)(b)	2,670	74,546
Analog Devices, Inc.	53,909	7,942,413
Array Technologies, Inc.	8,320	339,123
Broadcom, Inc.	3,437	1,548,369
Cirrus Logic, Inc. (a)	9,625	901,766
Cree, Inc. (a)	18,368	1,856,637
Entegris, Inc.	1,391	136,860
First Solar, Inc. (a)	15,283	1,515,309
Intel Corp.	684,218	37,980,941
Marvell Technology Group Ltd.	110,954	5,709,693
Maxim Integrated Products, Inc.	29,530	2,590,076
Microchip Technology, Inc.	10,361	1,410,236
Micron Technology, Inc. (a)	185,420	14,512,823
MKS Instruments, Inc.	2,222	351,232
ON Semiconductor Corp. (a)	67,520	2,328,765
Qorvo, Inc. (a)	18,990	3,245,011
Skyworks Solutions, Inc.	27,777	4,701,257
Texas Instruments, Inc.	76,872	12,736,922
		101,082,138
Software - 0.7%
2U, Inc. (a)(b)	7,767	317,670
Aspen Technology, Inc. (a)	759	101,630
Autodesk, Inc. (a)	12,211	3,387,698
CDK Global, Inc.	17,742	885,326
Ceridian HCM Holding, Inc. (a)	5,691	528,751
Citrix Systems, Inc.	14,932	1,990,585
Crowdstrike Holdings, Inc. (a)	6,939	1,497,436
Datto Holding Corp.	1,902	45,382
Duck Creek Technologies, Inc. (a)(b)	589	28,472
FireEye, Inc. (a)	28,333	594,993
Guidewire Software, Inc. (a)	11,287	1,295,070
Jamf Holding Corp. (a)	2,514	92,842
JFrog Ltd. (b)	345	21,552
Manhattan Associates, Inc. (a)	1,125	127,384
McAfee Corp.	2,958	55,758
nCino, Inc. (a)	368	26,386
Nuance Communications, Inc. (a)	46,796	2,131,090
Oracle Corp.	37,712	2,278,936
Pegasystems, Inc.	657	83,735
RealPage, Inc. (a)	1,852	160,328
Salesforce.com, Inc. (a)	10,673	2,407,402
SolarWinds, Inc. (a)(b)	7,567	127,201
SS&C Technologies Holdings, Inc.	29,652	1,864,518
Synopsys, Inc. (a)	1,829	467,218
Teradata Corp. (a)(b)	4,238	114,002
Unity Software, Inc. (b)	842	126,148
		20,757,513
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc. (a)	40,448	2,948,255
Hewlett Packard Enterprise Co.	214,765	2,650,200
HP, Inc.	229,046	5,574,980
NCR Corp. (a)	21,021	701,261
NetApp, Inc.	16,885	1,121,839
Pure Storage, Inc. Class A (a)	17,035	394,020
Western Digital Corp.	50,713	2,861,735
Xerox Holdings Corp.	27,958	587,957
		16,840,247

TOTAL INFORMATION TECHNOLOGY		275,395,539

MATERIALS - 4.7%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	32,136	8,572,599
Albemarle Corp. U.S.	17,566	2,857,286
Ashland Global Holdings, Inc.	9,172	733,668
Axalta Coating Systems Ltd. (a)	35,082	946,863
Cabot Corp.	9,226	405,114
Celanese Corp. Class A	19,379	2,367,145
CF Industries Holdings, Inc.	35,638	1,474,700
Corteva, Inc.	125,014	4,983,058
Dow, Inc.	123,654	6,417,643
DuPont de Nemours, Inc.	122,495	9,732,228
Eastman Chemical Co.	22,559	2,218,678
Ecolab, Inc.	33,261	6,802,207
Element Solutions, Inc.	36,198	616,452
FMC Corp.	17,304	1,873,850
Huntsman Corp.	33,449	883,723
International Flavors & Fragrances, Inc. (b)	17,882	2,009,579
Linde PLC	87,591	21,494,831
LyondellBasell Industries NV Class A	42,700	3,661,952
NewMarket Corp.	199	78,046
Olin Corp.	23,887	571,138
PPG Industries, Inc.	39,303	5,294,507
RPM International, Inc.	3,486	287,490
The Chemours Co. LLC	27,001	711,206
The Mosaic Co.	57,625	1,495,945
The Scotts Miracle-Gro Co. Class A	416	92,107
Valvoline, Inc.	30,751	730,029
W.R. Grace & Co.	5,957	345,625
Westlake Chemical Corp.	5,570	425,882
		88,083,551
Construction Materials - 0.3%
Eagle Materials, Inc.	6,830	751,505
Martin Marietta Materials, Inc.	10,343	2,972,682
Vulcan Materials Co.	22,014	3,283,168
		7,007,355
Containers & Packaging - 0.6%
Amcor PLC	222,909	2,438,624
Aptargroup, Inc.	10,720	1,425,438
Ardagh Group SA	2,971	50,507
Avery Dennison Corp.	8,153	1,230,043
Ball Corp.	3,427	301,645
Berry Global Group, Inc. (a)	14,497	715,717
Crown Holdings, Inc. (a)	19,374	1,746,566
Graphic Packaging Holding Co.	35,255	552,093
International Paper Co.	65,517	3,296,160
Packaging Corp. of America	15,580	2,094,887
Sealed Air Corp.	25,742	1,088,114
Silgan Holdings, Inc.	12,952	471,841
Sonoco Products Co.	16,641	963,680
WestRock Co.	42,730	1,770,304
		18,145,619
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	241,427	6,496,801
Newmont Corp.	133,805	7,974,778
Nucor Corp.	50,152	2,443,907
Reliance Steel & Aluminum Co.	10,565	1,226,385
Royal Gold, Inc.	3,114	332,824
Southern Copper Corp.	13,751	913,204
Steel Dynamics, Inc.	33,448	1,146,263
		20,534,162

TOTAL MATERIALS		133,770,687

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities, Inc.	22,283	3,723,712
American Campus Communities, Inc.	22,766	937,049
American Homes 4 Rent Class A	45,402	1,372,502
Americold Realty Trust	30,722	1,072,505
Apartment Income (REIT) Corp.	24,655	955,874
Apartment Investment & Management Co. Class A	23,729	108,916
Apple Hospitality (REIT), Inc.	34,845	434,866
AvalonBay Communities, Inc.	23,426	3,834,133
Boston Properties, Inc.	25,893	2,363,254
Brandywine Realty Trust (SBI)	28,064	308,704
Brixmor Property Group, Inc.	49,703	841,472
Brookfield Property REIT, Inc. Class A	674	11,694
Camden Property Trust (SBI)	15,623	1,595,889
CoreSite Realty Corp.	2,171	291,869
Corporate Office Properties Trust (SBI)	18,548	487,256
Cousins Properties, Inc.	24,423	770,301
Crown Castle International Corp.	4,630	737,374
CubeSmart	31,994	1,114,671
CyrusOne, Inc.	20,121	1,467,827
Digital Realty Trust, Inc.	46,507	6,694,683
Douglas Emmett, Inc.	27,603	764,879
Duke Realty Corp.	61,319	2,425,780
Empire State Realty Trust, Inc.	24,318	239,775
EPR Properties	12,482	494,786
Equity Commonwealth	19,520	556,515
Equity Lifestyle Properties, Inc.	17,055	1,037,626
Equity Residential (SBI)	61,191	3,771,813
Essex Property Trust, Inc.	10,853	2,600,487
Extra Space Storage, Inc.	6,228	708,684
Federal Realty Investment Trust (SBI)	12,505	1,094,938
First Industrial Realty Trust, Inc.	21,346	867,501
Gaming & Leisure Properties	36,186	1,488,330
Healthcare Trust of America, Inc.	36,209	1,022,904
Healthpeak Properties, Inc.	89,843	2,663,845
Highwoods Properties, Inc. (SBI)	17,108	641,379
Host Hotels & Resorts, Inc.	116,986	1,585,160
Hudson Pacific Properties, Inc.	25,084	587,969
Invitation Homes, Inc.	93,371	2,752,577
Iron Mountain, Inc.	19,591	659,629
JBG SMITH Properties	20,339	607,323
Kilroy Realty Corp.	19,085	1,080,784
Kimco Realty Corp.	68,653	1,133,461
Lamar Advertising Co. Class A	14,244	1,150,630
Life Storage, Inc.	12,039	982,142
Medical Properties Trust, Inc.	93,823	1,980,604
Mid-America Apartment Communities, Inc.	18,952	2,515,878
National Retail Properties, Inc.	28,658	1,117,662
Omega Healthcare Investors, Inc.	37,646	1,363,538
Outfront Media, Inc.	24,291	442,825
Paramount Group, Inc.	31,343	278,639
Park Hotels & Resorts, Inc.	39,177	653,472
Prologis (REIT), Inc.	122,721	12,664,807
Public Storage	8,716	1,983,936
Rayonier, Inc.	21,907	673,640
Realty Income Corp.	58,511	3,455,660
Regency Centers Corp.	28,037	1,322,786
Rexford Industrial Realty, Inc.	20,533	1,004,885
SBA Communications Corp. Class A	15,922	4,277,764
Simon Property Group, Inc.	11,562	1,074,457
SL Green Realty Corp.	12,090	815,833
Spirit Realty Capital, Inc.	18,233	703,064
Store Capital Corp.	40,144	1,245,267
Sun Communities, Inc.	17,609	2,520,376
UDR, Inc.	48,802	1,876,437
Ventas, Inc.	62,136	2,862,606
VEREIT, Inc.	36,372	1,281,386
VICI Properties, Inc.	88,943	2,248,479
Vornado Realty Trust	29,176	1,160,038
Weingarten Realty Investors (SBI)	20,198	454,657
Welltower, Inc.	69,536	4,213,882
Weyerhaeuser Co.	124,372	3,879,163
WP Carey, Inc.	28,994	1,925,202
		120,040,411
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	55,537	3,386,646
Howard Hughes Corp. (a)	6,510	560,967
Jones Lang LaSalle, Inc. (a)	8,568	1,252,727
		5,200,340

TOTAL REAL ESTATE		125,240,751

UTILITIES - 5.4%
Electric Utilities - 3.4%
Alliant Energy Corp.	41,562	2,021,991
American Electric Power Co., Inc.	82,609	6,683,894
Avangrid, Inc. (b)	9,402	435,031
Duke Energy Corp.	122,486	11,513,684
Edison International	59,572	3,464,708
Entergy Corp.	33,445	3,188,312
Evergy, Inc.	37,707	2,025,997
Eversource Energy	57,206	5,005,525
Exelon Corp.	162,232	6,742,362
FirstEnergy Corp.	90,195	2,774,398
Hawaiian Electric Industries, Inc.	17,775	587,642
IDACORP, Inc.	8,329	735,451
NextEra Energy, Inc.	326,473	26,401,872
NRG Energy, Inc.	26,474	1,096,288
OGE Energy Corp.	33,263	1,015,187
PG&E Corp. (a)	220,361	2,518,726
Pinnacle West Capital Corp.	18,641	1,402,735
PPL Corp.	128,316	3,550,504
Southern Co.	176,098	10,375,694
Xcel Energy, Inc.	87,553	5,602,516
		97,142,517
Gas Utilities - 0.1%
Atmos Energy Corp.	20,798	1,851,022
National Fuel Gas Co.	14,499	583,730
UGI Corp.	34,678	1,248,061
		3,682,813
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	110,057	2,684,290
Vistra Corp.	81,613	1,629,812
		4,314,102
Multi-Utilities - 1.5%
Ameren Corp.	40,982	2,980,211
CenterPoint Energy, Inc.	83,818	1,767,722
CMS Energy Corp.	47,547	2,704,473
Consolidated Edison, Inc.	55,773	3,947,613
Dominion Energy, Inc.	135,893	9,905,241
DTE Energy Co.	31,983	3,797,022
MDU Resources Group, Inc.	32,954	866,361
NiSource, Inc.	63,460	1,405,639
Public Service Enterprise Group, Inc.	84,202	4,751,519
Sempra Energy	48,283	5,975,504
WEC Energy Group, Inc.	52,644	4,680,052
		42,781,357
Water Utilities - 0.2%
American Water Works Co., Inc.	30,197	4,801,927
Essential Utilities, Inc.	37,413	1,732,222
		6,534,149

TOTAL UTILITIES		154,454,938

TOTAL COMMON STOCKS
(Cost $2,440,174,536)		2,827,234,352

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (c)	10,778,589	10,780,745
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	14,499,179	14,500,628
TOTAL MONEY MARKET FUNDS
(Cost $25,281,373)		25,281,373
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,465,455,909)		2,852,515,725
NET OTHER ASSETS (LIABILITIES) - (0.4)%(e)		(11,184,637)
NET ASSETS - 100%		$2,841,331,088

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	34	March 2021	$6,298,840	$(38,029)	$(38,029)
CME E-mini S&P MidCap 400 Index Contracts (United States)	28	March 2021	6,539,960	(50,002)	(50,002)
TOTAL FUTURES CONTRACTS					$(88,031)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $523,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,066
Fidelity Securities Lending Cash Central Fund	84,545
Total	$91,611

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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